[LOGO] NEW
COVENANT
FUNDS(R)


                             NEW COVENANT TREASURY
                               MONEY MARKET FUND
                                  PROSPECTUS
                                CLASSIC SHARES

                        ADVISED BY THE BANK OF NEW YORK

                                January 1, 2005








   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.

                    NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

    . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;

    . account history, including information about the transactions and balances in a customer's accounts; and

    . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY Hamilton Funds:

    . as permitted by law--for example, with service providers who maintain or service shareholder accounts for BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and

    . to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to the BNY Hamilton Funds:

    . to maintain policies and procedures designed to limit access to and use of information about customers of BNY Hamilton Funds to those persons who need to know such information to provide services to us; and

    . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.


ABOUT THE FUND

 6  BNY Hamilton Treasury Money Fund


SERVICES PROVIDED

 9  Services Provided


ACCOUNT POLICIES

10  Daily NAV Calculation

10  Distributions and Tax Considerations

11  Purchasing and Redeeming Classic Shares

12  Investment Advisor

12  Portfolio Manager

 FOR MORE INFORMATION

Back Cover

 FUND CUSIP NUMBERS


 TREASURY MONEY FUND

     CUSIP Number: Classic Shares 05561M747
     Ticker Symbol: BYCXX

AN INTRODUCTION TO BNY HAMILTON FUNDS
You may invest in BNY Hamilton Treasury Money Fund in accounts held through the New Covenant Funds. BNY Hamilton Treasury Money Market Fund is designed for investors who seek stability of principal. It is a valuable component of most portfolios and well-suited for investing money that may be needed in the near future. BNY Hamilton Treasury Money Market Fund takes extra measures to provide for safety and liquidity, including:

.. by investing solely in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.

.. limiting the average dollar-weighted maturity of their portfolios to 60 days rather than the 90 days permitted.

RISKS OF MUTUAL FUND INVESTING
Investments in mutual funds are not bank deposits, nor are they guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to read all the disclosure information provided and to understand that you could lose money by investing in the Fund.

BNY HAMILTON

 TREASURY MONEY FUND


INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity by investing solely in short-term obligations of the U.S. Treasury and repurchase agreements fully collateralized by obligations of the U.S. Treasury.

MANAGEMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in securities backed by the full faith and credit of the U.S. government. These securities include:

.. Treasury bills

.. Treasury notes

.. Treasury bonds

.. repurchase agreements fully collateralized by U.S. Treasury obligations

The maximum allowable maturity for any individual security is 397 days, and the Fund maintains an average dollar-weighted maturity of 90 days or less.

In investing the Fund's assets, the portfolio manager seeks to take advantage of the dynamics of short-term interest rates by actively managing the Fund's average weighted maturity. The Fund may invest in repurchase agreements, which are contracts to sell and buy back a given security at a specific time and price, to enhance yields.

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price.

Since the Fund invests only in U.S. Treasury obligations and repurchase agreements based on them, its yield may lag other money market funds that invest in higher-yielding securities with some credit risk. The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------
Money Market Funds and the AAA/Aaa Rating
All money market funds that utilize amortized costs must comply with the SEC's Rule 2a-7, which covers diversification standards, credit quality restrictions, and maturity limits for individual securities and the portfolio as a whole.

In order to obtain the AAA/Aaa rating from Standard & Poor's and Moody's, money market funds observe additional, more conservative investment guidelines. U.S. Treasury obligations automatically meet the most stringent credit quality requirements. In addition, the fund's weighted average maturity may not exceed 60 days.

BNY Hamilton Treasury Money Fund

PAST PERFORMANCE

The following chart demonstrates the risks of investing in the Fund by showing the year-to-year returns and pattern of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance does not guarantee future performance. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

Annual total returns
(%) as of 12/31/03/1/
---------------------------------------------------------
                                           [CHART]


           2000      2001      2002      2003
           -----     -----     -----    ------
           5.56%     3.42%     1.03%     0.43%


Best Quarter: Q3 '00 +1.45%  Worst Quarter: Q4 '03 +0.08%

The following table demonstrates the risk of investing in the Fund by showing the Fund's average annual returns over various periods.

                       Average annual total returns (%) as of 12/31/03*
                       ------------------------------------------------

                                                            Since
                                              1 Year      Inception
                       ------------------------------------------------
                       Classic Shares/1/       0.43         2.84

*Assumptions: All dividends and distributions reinvested.
FEES AND EXPENSES

The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of fund assets, and are reflected in the total return. Since these funds are "no-load", shareholders pay no fees or out of pocket expenses.

              Fee table (% of average net assets)
              ----------------------------------------------------

                                                           Classic
                                                           Shares
              ----------------------------------------------------
              Shareholder Fees                              None

              Annual Operating Expenses (expenses that are
               deducted from fund assets)
              ----------------------------------------------------
              Management fee                                0.10
              Distribution (12b-1) fees                     0.25
              Servicing fee                                 0.25
              Other expenses                                0.14

              Total annual operating expenses*              0.74

*The Advisor has voluntarily agreed to reduce operating expenses of the Fund by 0.02%, resulting in net operating expenses of 0.72% based on average daily net assets. Management reserves the right to implement or discontinue expense limitations at any time.

The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

                 Expenses on a $10,000 investment* ($)
                 ----------------------------------------------

                                1 Year 3 Years 5 Years 10 Years
                 ----------------------------------------------
                 Classic Shares   76     237     411     918

*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

--------------------------------------------------------------------------------
1 Classic Shares commenced operations 4/30/99.

                                               BNY Hamilton Treasury Money Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 2003, 2002, 2001, 2000 and 1999, has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.

                                                               Period Ended December 31,
                                                       2003     2002     2001     2000    1999/1/
---------------------------------------------------------------------------------------------------

Per-Share Data ($)
---------------------------------------------------------------------------------------------------
Net asset value at beginning of year                    1.00     1.00     1.00     1.00     1.00
                                                     -------  -------  -------  -------  -------
Gain from investment operations:
  Net investment income                                0.004    0.010    0.034    0.054    0.029
Dividends:
  Dividends from net investment income                (0.004)  (0.010)  (0.034)  (0.054)  (0.029)
                                                     -------  -------  -------  -------  -------
Net asset value at end of year                          1.00     1.00     1.00     1.00     1.00
                                                     -------  -------  -------  -------  -------
Total return (%)                                        0.43     1.03     3.42     5.56     2.90/2/

Ratios/Supplemental Data (%)
---------------------------------------------------------------------------------------------------
Net assets, end of year ($ x 1,000)                  353,307  288,290  289,014  299,631  227,117
Ratio of expenses to average net assets                 0.72     0.73     0.74     0.75     0.78/3/
Ratio of net investment income to average net assets    0.42     1.03     3.33     5.47     4.33/3/

1Classic Shares commenced operations on 4/30/99.
2Not annualized.
3Annualized.

BNY Hamilton Treasury Money Fund

SERVICES PROVIDED


SHAREHOLDER SERVICING PLANS

The Advisor (The Bank of New York) has entered into servicing agreements with certain institutions (shareholder organizations), including certain affiliates of the Funds, that invest in Classic Shares of the Fund for their customers. Under these agreements, the institutions provide support services to their customers, and the Fund, in turn, pays the institutions 0.25% (annualized) of the average daily NAV of its customers' Classic Shares.

Services that the shareholder organizations are responsible for providing to their customers include the following:

.. aggregating and processing customer purchase and redemption orders, then placing net purchase and redemption orders with the distributor

.. providing automatic reinvestment of customers' cash balances in other investment accounts in Classic Shares, if requested

.. processing customers' dividend payments

.. providing periodic statements to their customers

.. arranging for bank wires

.. providing adequate customer support facilities

.. performing all necessary sub-accounting

.. forwarding shareholder communications from the Fund

Some shareholder organizations may charge their customers additional fees for their services connected with investments in the Fund. If so, they are required to disclose them. Their customers should read this prospectus along with the terms governing their accounts.

The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount paid will be a percentage of the Fund's average net assets attributable to customers of those shareholder servicing agents.

Fee waivers The Fund's service providers normally pay all expenses in connection with the performance of their services, while the Fund pays its own operating expenses. During the course of the Fund's fiscal year, the administrator and/or Advisor may voluntarily reduce their fees or pay certain Fund expenses. This will have the effect of increasing investors' yields. But the Advisor and/or administrator may still be reimbursed by the Fund before the end of the fiscal year. If so, investors' yields will then decrease correspondingly.

WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

QUARTERLY STATEMENTS

Shareholders receive quarterly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.


                                                              Services Provided

ACCOUNT POLICIES

DAILY NAV CALCULATION

The Fund calculates its net asset value per share (NAV) at 4:30 p.m. eastern time each business day (Monday through Friday), though it may not do so on a day when no purchase or redemption orders are received. A business day is a day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open and any other day during which trading in the Fund's portfolio securities could materially affect the Fund's NAV. The Fund uses the amortized cost method to value its securities. When market prices are not available, the Fund will use fair value prices as determined by the Board of Directors. Dividends and expenses accrue daily.

Purchase orders received by the transfer agent or its designee before 4:30 p.m. eastern time will be executed at the offering price calculated at that day's close.

DISTRIBUTION (12b-1) PLAN

The directors have adopted a 12b-1 distribution plan with respect to the Classic Shares of the Fund. The plan permits the Fund to reimburse the Distributor for distribution expenses in an amount up to 0.25% of the annual average daily net assets of Classic Shares.

These fees are paid out of fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.

DISTRIBUTIONS AND TAX CONSIDERATIONS

Net investment income for Classic Shares of the Fund will be determined immediately before calculation of NAV each business day. Classic Shares will begin earning dividends on the first business day their purchase is effective.

Net investment income for Classic Shares of the Fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration. The Fund automatically pays distributions in the form of additional Fund shares. Notify the New Covenant Funds in writing to:

.. choose to receive dividends or distributions in cash

.. change the way you currently receive distributions

Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in the Fund, and uncashed checks will be cancelled and reinvested at the Fund's share price as of the day of cancellation.

                  Type of Distribution     Federal Tax Status
                  -------------------------------------------
                  Dividends from net        ordinary income
                  investment income
                  Short-term capital gains  ordinary income

The Fund does not expect to realize long-term capital gains or losses. Distributions from the Fund are expected to be primarily ordinary income from dividends.

The Fund issues detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the Fund may be subject to federal backup withholding tax and charges against their accounts related to fines.

You should consult your tax advisor regarding your own particular tax situation.

Account Policies

PURCHASING AND REDEEMING
CLASSIC SHARES

Minimum investment requirements


                               Initial investment
                               ------------------
                                    $500.00*

*Customers of the New Covenant Funds (one of the Fund's shareholder organizations) are subject to a $500 initial investment minimum for their accounts held through the New Covenant Funds.

Effective March 8, 2004, investors holding Fund shares in accounts through the New Covenant Funds who wish to transmit requests to open an account, add to an existing account or sell shares of the Fund by mail or to make an investment by wire should follow the instructions set forth below:

  - Mail your request
   By U.S. Mail to:
   New Covenant Funds
   Attn: Shareholder Services
   PO Box 182959
   Columbus, Ohio 43218-2959

   By Overnight Courier to:
   New Covenant Funds
   Attn: Shareholder Services
   3435 Stelzer Road
   Columbus, Ohio 43219

  - By Wire:
   To make an investment in the Fund or to add to an existing account by wire, call 877-835-4531 for instructions.

Fund shares are redeemed at the next NAV per share calculated after the New Covenant Funds receives the purchase order. The Fund does not impose any fee for direct purchase or redemption orders, but broker-dealers may charge a fee for these services. Checks should be in U.S. dollars and payable to the Fund. In addition, if you redeem shares purchased by check, you will not receive proceeds from such redemption until the purchase check clears, which may take up to ten business days.

Investors are entitled to purchase, exchange or redeem shares by telephone at 877-835-4531 at no charge. Telephone trading privileges are not available for ten business days following a change of address. You must notify the New Covenant Funds in writing if you want to disable telephone transactions.

Once an account through the New Covenant Funds has been opened with a minimum investment of $500, you can make additional purchases of shares with the automatic withdrawal of monies from your bank account.

The Fund does not issue share certificates.

Redemption proceeds are normally wired to the redeeming shareholder on the same business day, if the order is received by the New Covenant Funds before the close of business. In order for the Advisor to manage the Fund most effectively, investors are urged to initiate redemptions early in the day, if possible, and to notify the transfer agent at least one day in advance for redemptions of more than $3 million.

Reserved rights: The Fund reserves the following rights:

.. To suspend sale of shares to the public

.. To reject any exchange request and to modify or terminate exchange privileges

.. To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect the Fund

.. To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.

                                                               Account Policies

Customer Identification Program The Fund's transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Fund, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.

Checkwriting privileges Checkwriting privileges are available by request to investors holding Fund shares in accounts held through the New Covenant Funds. The minimum check amount is $100 with a maximum amount of $5,000,000. There is no fee for writing checks, but the New Covenant Funds will charge for stop payments or overdrafts. You cannot close your account by writing a check.

The New Covenant Funds reserve the right to impose a fee or terminate this service upon notice to shareholders.

INVESTMENT ADVISOR

The investment advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $97 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $93 billion in investments for institutions and individuals.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Fund pays the Advisor an annual fee. The Advisor's fee accrues daily and is payable monthly at an annual rate of 0.10% of average daily net assets.

PORTFOLIO MANAGER

Sammi Joseph is a vice president of the Advisor and has managed the Fund since 2004. He joined the Advisor in 1987 and has been managing assets since 1996.


Account Policies

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COVENANT
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FOR MORE INFORMATION

ANNUAL AND SEMI-ANNUAL REPORTS

These include commentary from the fund manager on the market conditions and investment strategies that significantly affected the fund's performance, detailed performance data, a complete inventory of the fund's securities and a report from the fund's auditor.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed disclosure on features and policies of the fund. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

YOU CAN OBTAIN THESE DOCUMENTS FREE OF CHARGE, MAKE INQUIRIES OR REQUEST OTHER INFORMATION ABOUT THE FUND BY CONTACTING YOUR DEALER OR:

New Covenant Funds Distributor, Inc.
P.O. Box 182959
Columbus, OH 43218-2959
877-835-4531

INFORMATION IS ALSO AVAILABLE FROM THE SEC:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
www.sec.gov

FOR INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM WHERE DOCUMENTS MAY BE VIEWED AND COPIED, CALL:

202-942-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-6654

[LOGO] NEW
COVENANT
FUNDS(R)

                             NEW COVENANT TREASURY
                               MONEY MARKET FUND
                                CLASSIC SHARES

                        ADVISED BY THE BANK OF NEW YORK

                               3435 Stelzer Road
                              Columbus, OH 43219

                                                                    FDN12-05-01